Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

The Company’s property, plant and equipment were as follows:

	September 30,	December 31,
	2016	2015
Machinery and equipment	$2,284,313	$1,863,322
Leasehold improvements	125,853	50,772
Accumulated depreciation	(855,705)	(661,930)
	1,554,461	1,252,164
Construction in process	233,276	26,893
Total property, plant and equipment, net	$1,787,737	$1,279,057

As of December 31, 2015 and 2014, the property, plant and equipment, net of accumulated depreciation, is $1,279,057 and $7,889,207, respectively.

December 31,	2015	2014
Machinery and equipment	$1,863,322	$6,802,971
Leasehold improvements	50,772	449,271
Accumulated depreciation	(661,930)	(803,725)
	1,252,164	6,448,517
Construction in process	26,893	1,440,690
Total property, plant and equipment	$1,279,057	$7,889,207